Other assets	12 Months Ended
Dec. 31, 2021
Other assets.
Other assets

18. Other assets

The breakdown of Other assets is as follows:

	12/31/2020	12/31/2021

Credit and debit card operating balances	2,337	2,421
Insurance commission receivables	1,672	1,436
Prepaid expenses	974	812
Other	10,776	5,457
	15,759	10,126

The following is a breakdown by maturity of Other assets that are measured at amortized cost as of December 31, 2021:

	Current	More than 30 days less than 60	More than 60 days less than 90	More than 90 days	Total

Other assets

Credit and debit card operating balances	1,477	901	19	24	2,421
Insurance commission receivables	186	51	59	1,140	1,436
Prepaid expenses	782	—	—	30	812
Other	3,619	404	73	2,348	6,444

Expected credit loss rate	4%	3%	29%	18%
Gross carrying amount	6,064	1,356	151	3,542	11,113
Lifetime expected credit losses	(266)	(37)	(44)	(640)	(987)

Balances at December 31, 2021	5,798	1,319	107	2,902	10,126